Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of operating segments [line items]
Total income	£ 13,204	£ 11,315	[1]
Credit impairment (charges)/releases	(341)	742	[1]	£ 653
Net operating income	12,863	12,057	[1]
Operating costs	(7,270)	(7,132)
Litigation and conduct	(1,857)	(176)
Total operating expenses	(9,127)	(7,308)	[1]	(14,659)
Other net income/(expenses)	(3)	153
Profit before tax	3,733	4,902	[2]	8,194
Total assets	1,589,230			1,384,285 [3]
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Total income	3,373	3,199
Credit impairment (charges)/releases	(48)	443
Net operating income	3,325	3,642
Operating costs	(2,083)	(2,114)
Litigation and conduct	(25)	(22)
Total operating expenses	(2,108)	(2,136)
Other net income/(expenses)	0	0
Profit before tax	1,217	1,506
Total assets	318,800			321,200
Operating segments | Barclays International
Disclosure of operating segments [line items]
Total income	9,940	8,218
Credit impairment (charges)/releases	(310)	293
Net operating income	9,630	8,511
Operating costs	(5,042)	(4,606)
Litigation and conduct	(1,832)	(161)
Total operating expenses	(6,874)	(4,767)
Other net income/(expenses)	13	22
Profit before tax	2,769	3,766
Total assets	1,250,600			1,044,100
Head Office
Disclosure of operating segments [line items]
Total income	(109)	(102)
Credit impairment (charges)/releases	17	6
Net operating income	(92)	(96)
Operating costs	(145)	(412)
Litigation and conduct	0	7
Total operating expenses	(145)	(405)
Other net income/(expenses)	(16)	131
Profit before tax	(253)	£ (370)
Total assets	£ 19,800			£ 19,000

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.